UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036


Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		11/13/08
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	9

Form 13F Information Table Value Total:  	$19601
					 	(thousands)

List of Other Included Managers: 		NONE

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

A C MOORE ARTS & CRAFTS INC	COMMON STOCKS		00086T103	579		92303		SH		Sole		92303
ABERCROMBIE & FITCH CO		COMMON STOCKS		002896207	1385		35100		SH		Sole		35100
APPLE COMPUTER INC		COMMON STOCKS		037833100	1023		9000		SH		Sole		9000
BOYD GAMING CORP		COMMON STOCKS		103304101	374		40000		SH		Sole		40000
COSI INC			COMMON STOCKS		22122P101	3900		1979646		SH		Sole		1979646
EARTHLINK INC			COMMON STOCKS		270321102	10657		1253788		SH		Sole		1253788
HEWLETT PACKARD CO		COMMON STOCKS		428236103	509		11000		SH		Sole		11000
TREX INC			COMMON STOCKS		89531P105	779		43000		SH		Sole		43000
WENDYS International INC	COMMON STOCKS		950590109	395		75000		SH		Sole		75000